Other Current Assets	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets

NOTE 3 - OTHER CURRENT ASSETS

	As of December 31,
	2017	2016
	(in thousands)

Deposit in escrow account (*)	$-	$400
Government institutions	35	15
Prepaid expenses and others	81	191
	$116	$606

(*) Purchase Agreement with BOCO

On November 11, 2016, the Company, together with two of its wholly-owned subsidiaries, Stem Cell Sciences Holdings Limited and StemCells California, Inc. (collectively, with the Company, the “Sellers”), entered into an Asset Purchase Agreement (the “Asset Purchase Agreement”) with BOCO Silicon Valley, Inc., a California corporation and wholly-owned subsidiary of Bright Oceans Corporation (“BOCO US”).

Pursuant to the terms and subject to the conditions set forth in the Asset Purchase Agreement, the Sellers sold to BOCO US certain stem and progenitor cell lines that have been researched, studied or manufactured by the Company since 2007 (the “Cell Lines”) and certain other tangible and intangible assets, including intellectual property and books and records, related to the foregoing (together with the Cell Lines, the “Assets”) in exchange for $4 million in cash (the “Asset Consideration”).

Of the Asset Consideration, $300 was provided to the Company prior to November 11, 2016 in exchange for the Sellers’ agreement not to solicit or reach any agreement with any third party pertaining to the sale of the Assets, and $400 will remain in a twelve-month escrow for the benefit of BOCO US to satisfy certain indemnification obligations of the Sellers which may arise and which, subject to any valid indemnification claims of BOCO US, will be released to the Company at the end of such 12-month period. In addition, sixteen former employees of the Company received, in the aggregate, $495 in accordance with their June 2016 agreements with the Company under which each accepted a more than 50% reduction in his or her severance award otherwise payable.

The Asset Purchase Agreement contains certain covenants prohibiting the Sellers from, during the four-year period immediately following the completion of the Asset Sale, (a) engaging in or having certain financial interests in a business that is engaged in the research, development or commercialization of the Cell Lines, or (b) soliciting for employment employees of BOCO US.

On November 29, 2016, the Sellers completed the sale of the Assets.

As of December 31, 2017, the Company received $320 from the escrow account and paid $80 to certain consultant relating to BOCO transaction.

The opening balance sheet as of the Merger date included a receivable balance with respect to sale of the Assets of $3.5 which fully collected as of December 31 2017.